iShares
®
MSCI South Korea ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .5%
Hanwha Aerospace Co. Ltd. ................. 347,292 $ 270,793,097
Hanwha Systems Co. Ltd.
(a)
.................. 1,503,893 104,783,520
Korea Aerospace Industries Ltd.
(a)
.............. 1,111,260 124,259,225
LIG Defense&Aerospace Co. Ltd. .............. 211,705 112,525,352
612,361,194
a
Air Freight & Logistics  —  0 .5%
Hyundai Glovis Co. Ltd.
(a)
................... 736,283 118,614,818
a
Automobile Components  —  1 .7%
Hankook Tire & Technology Co. Ltd. ............ 1,666,581 73,863,691
Hyundai Mobis Co. Ltd. ..................... 659,094 335,635,723
409,499,414
a
Automobiles  —  3 .7%
Hyundai Motor Co. ........................ 1,260,989 603,318,281
Kia Corp. .............................. 2,538,792 284,802,096
888,120,377
a
Banks  —  4 .8%
Hana Financial Group, Inc. .................. 3,059,601 234,124,057
Industrial Bank of Korea .................... 5,296,197 71,111,230
KakaoBank Corp.
(a)
....................... 4,188,325 62,319,439
KB Financial Group, Inc. .................... 3,562,235 356,888,480
Shinhan Financial Group Co. Ltd.
(a)
............. 4,451,258 276,878,316
Woori Financial Group, Inc. .................. 8,312,205 164,388,409
1,165,709,931
a
Biotechnology  —  1 .7%
Alteogen, Inc.
(a)
.......................... 543,977 133,058,366
Celltrion, Inc.
(a)
.......................... 1,714,560 219,271,587
Samsung Episholdings Co. Ltd.
(a) (b)
............. 185,007 59,418,307
411,748,260
a
Broadline Retail  —  0 .0%
Lotte Shopping Co. Ltd. .................... 1 98
a
Capital Markets  —  1 .2%
Korea Investment Holdings Co. Ltd.
(a)
........... 635,560 100,573,875
Mirae Asset Securities Co. Ltd.
(a)
.............. 3,070,776 125,725,415
NH Investment & Securities Co. Ltd.
(a)
........... 3,146,854 63,271,106
289,570,396
a
Chemicals  —  0 .7%
LG Chem Ltd. ........................... 646,198 157,429,468
a
Construction & Engineering  —  0 .5%
Hyundai Engineering & Construction Co. Ltd.
(a)
..... 1,131,815 110,550,708
a
Diversified Telecommunication Services  —  0 .2%
LG Uplus Corp. .......................... 3,738,326 40,034,066
a
Electric Utilities  —  0 .4%
Korea Electric Power Corp. .................. 3,236,146 84,066,674
a
Electrical Equipment  —  5 .9%
Doosan Enerbility Co. Ltd.
(a) (b)
................ 4,581,760 321,357,824
Ecopro BM Co. Ltd.
(a)
...................... 941,014 135,395,601
Ecopro Co. Ltd.
(a) (b)
........................ 1,590,746 147,006,713
HD Hyundai Electric Co. Ltd.
(a)
................ 277,753 194,519,797
Hyosung Heavy Industries Corp. .............. 68,048 166,802,578
LG Energy Solution Ltd.
(a) (b)
.................. 622,082 188,871,030
LS Electric Co. Ltd.
(a)
...................... 967,624 155,944,285
Security Shares Value
a
Electrical Equipment (continued)
POSCO Future M Co. Ltd.
(a)
.................. 622,034 $ 101,754,991
1,411,652,819
a
Electronic Equipment, Instruments & Components  —  5 .1%
LG Display Co. Ltd.
(a) (b)
..................... 9,151,757 97,956,333
Samsung Electro-Mechanics Co. Ltd.
(a)
.......... 596,504 843,209,446
Samsung SDI Co. Ltd.
(b)
.................... 656,577 299,893,827
1,241,059,606
a
Entertainment  —  0 .7%
HYBE Co. Ltd.
(a) (b)
........................ 572,159 83,285,719
Krafton, Inc.
(a) (b)
.......................... 543,146 92,794,807
176,080,526
a
Financial Services  —  0 .4%
Meritz Financial Group, Inc.
(a) (b)
................ 1,307,731 89,293,643
a
Food Products  —  0 .3%
Samyang Foods Co. Ltd.
(a)
.................. 93,867 75,077,694
a
Health Care Equipment & Supplies  —  0 .3%
HLB, Inc.
(a) (b)
............................ 2,292,656 77,210,616
a
Household Durables  —  1 .0%
LG Electronics, Inc.
(a)
...................... 1,193,781 232,756,839
a
Industrial Conglomerates  —  6 .2%
Doosan Co. Ltd.
(a)
........................ 108,738 142,679,651
LG Corp.
(a)
............................. 1,547,361 150,636,478
Samsung C&T Corp.
(a)
..................... 913,416 263,414,243
SK Square Co. Ltd.
(b)
...................... 901,979 747,937,468
SK, Inc. ............................... 406,208 182,854,920
1,487,522,760
a
Insurance  —  1 .9%
DB Insurance Co. Ltd. ..................... 934,965 88,781,348
Samsung Fire & Marine Insurance Co. Ltd. ....... 378,557 142,859,090
Samsung Life Insurance Co. Ltd.
(a)
............. 905,040 233,827,979
465,468,417
a
Interactive Media & Services  —  1 .6%
Kakao Corp.
(a)
........................... 4,765,426 132,613,171
NAVER Corp. ........................... 1,640,397 254,242,305
386,855,476
a
IT Services  —  0 .6%
Samsung SDS Co. Ltd.
(a)
.................... 727,889 144,841,589
a
Life Sciences Tools & Services  —  0 .5%
Samsung Biologics Co. Ltd.
(b) (c)
................ 142,260 128,666,476
a
Machinery  —  3 .3%
Hanwha Ocean Co. Ltd.
(a) (b)
.................. 1,885,563 154,381,790
HD Hyundai Heavy Industries Co. Ltd.
(a)
......... 411,650 190,219,904
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 555,711 156,048,408
Hyundai Rotem Co. Ltd.
(a)
................... 1,053,461 140,158,547
Samsung Heavy Industries Co. Ltd.
(a) (b)
.......... 8,694,265 161,416,562
802,225,211
a
Marine Transportation  —  0 .3%
HMM Co. Ltd.
(a)
.......................... 5,695,825 73,893,368
a
Metals & Mining  —  0 .9%
POSCO Holdings, Inc. ..................... 764,800 215,426,539
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI South Korea ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Oil, Gas & Consumable Fuels  —  1 .0%
HD Hyundai Co. Ltd. ...................... 600,932 $ 110,699,181
SK Innovation Co. Ltd.
(b)
.................... 895,626 70,868,738
S-Oil Corp.
(a)
............................ 905,246 64,556,738
246,124,657
a
Passenger Airlines  —  0 .4%
Korean Air Lines Co. Ltd. ................... 5,121,720 90,841,093
a
Personal Care Products  —  0 .7%
Amorepacific Corp.
(a)
...................... 961,750 73,375,204
APR Corp.
(a)
............................ 386,294 101,379,746
174,754,950
a
Pharmaceuticals  —  0 .3%
SK Biopharmaceuticals Co. Ltd.
(b)
.............. 33,739 2,006,341
Yuhan Corp.
(a)
........................... 1,363,917 76,907,238
78,913,579
a
Semiconductors & Semiconductor Equipment  —  24 .3%
Hanmi Semiconductor Co. Ltd.
(a)
............... 650,659 122,217,275
SK hynix, Inc. ........................... 3,684,740 5,737,167,281
5,859,384,556
a
Technology Hardware, Storage & Peripherals  —  21 .7%
Samsung Electronics Co. Ltd. ................ 24,952,346 5,234,843,221
a
Tobacco  —  0 .6%
KT&G Corp. ............................ 1,210,570 147,865,862
a
Trading Companies & Distributors  —  0 .2%
Posco International Corp.
(a)
.................. 1,394,777 59,048,953
a
Wireless Telecommunication Services  —  0 .4%
SK Telecom Co. Ltd. ....................... 1,331,523 89,171,154
a
a
Total Common Stocks — 96.5%
(Cost: $ 8,628,891,026 ) ............................... 23,276,685,008
Security Shares Value
a
Preferred Stocks
Automobiles  —  0 .9%
Hyundai Motor Co. , Series 1, Preference Shares , NVS 520,753 $ 94,586,072
Hyundai Motor Co. , Series 2, Preference Shares , NVS 641,830 115,609,980
210,196,052
Technology Hardware, Storage & Peripherals  —  0 .0%
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 118,409 15,842,356
a
a
Total Preferred Stocks — 0.9%
(Cost: $ 167,165,602 ) ................................ 226,038,408
Total Long-Term Investments — 97.4%
(Cost: $ 8,796,056,628 ) ............................... 23,502,723,416
a
Short-Term Securities
Money Market Funds  —  5 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(d) (e) (f)
...................... 1,217,009,671 1,217,374,774
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(d) (e)
............................ 11,126,255 11,126,255
a
Total Short-Term Securities — 5.1%
(Cost: $ 1,228,461,121 ) ............................... 1,228,501,029
Total Investments — 102.5%
(Cost: $ 10,024,517,749 ) .............................. 24,731,224,445
Liabilities in Excess of Other Assets — ( 2 .5 ) % ............... (603,346,322)
Net Assets — 100.0% ................................. $ 24,127,878,123
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 353,089,159  $ 864,349,762
(a)
$ —  $ (77,268) $ 13,121  $ 1,217,374,774  1,217,009,671  $ 9,914,121
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 2,420,000  8,706,255
(a)
—  —  —  11,126,255  11,126,255  123,284  —
$ —  $ (77,268) $ 13,121
$ 1,228,501,029
$ 10,037,405  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
MSCI South Korea ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
KOSPI 200 Index ...................................................................... 906 06/11/26 $ 202,903 $ 60,277,932
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 884,055,892  $ 22,392,629,116  $ —  $ 23,276,685,008
Preferred Stocks ......................................... —  226,038,408  —  226,038,408
Short-Term Securities
Money Market Funds ...................................... 1,228,501,029  —  —  1,228,501,029
$ 2,112,556,921  $ 22,618,667,524  $ —  $ 24,731,224,445
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 60,277,932  $ —  $ —  $ 60,277,932
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares